UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $877,492 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   122008  1742230 SH       SOLE                  1643107        0    99123
APPLIED MATLS INC              COM              038222105    48780  4368979 SH       SOLE                  4120282        0   248697
ASCENA RETAIL GROUP INC        COM              04351G101    80593  3757272 SH       SOLE                  3541596        0   215676
ASPEN TECHNOLOGY INC           COM              045327103    58468  2262693 SH       SOLE                  2132678        0   130015
COMFORT SYS USA INC            COM              199908104    32758  2997035 SH       SOLE                  2823901        0   173134
CULP INC                       COM              230215105     1563   132885 SH       SOLE                   115994        0    16891
JDA SOFTWARE GROUP INC         COM              46612K108   116727  3672967 SH       SOLE                  3461712        0   211255
JOS A BANK CLOTHIERS INC       COM              480838101    56640  1168307 SH       SOLE                  1100950        0    67357
KNOLL INC                      COM NEW          498904200    53574  3840432 SH       SOLE                  3621840        0   218592
MONARCH CASINO & RESORT INC    COM              609027107     5306   609187 SH       SOLE                   534653        0    74534
MTS SYS CORP                   COM              553777103    25927   484173 SH       SOLE                   455935        0    28238
OPEN TEXT CORP                 COM              683715106    78939  1431614 SH       SOLE                  1350146        0    81468
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     6729   406816 SH       SOLE                   379249        0    27567
PROGRESS SOFTWARE CORP         COM              743312100    81614  3815541 SH       SOLE                  3596085        0   219456
QUANEX BUILDING PRODUCTS COR   COM              747619104    30335  1610115 SH       SOLE                  1517501        0    92614
WATERS CORP                    COM              941848103    77531   930411 SH       SOLE                   876831        0    53580